Income Tax	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Income Tax
29.	INCOME TAX

a)	Inflation adjustment on income tax
Tax Reform Law 27430, amended by Laws 27468 and 27541, established the following, regarding inflation adjustment on income tax for the fiscal years beginning on January 1, 2018:

i)	such adjustment will be applicable in the fiscal year in which the variation of the CPI is higher than 100% for the thirty-six months before the end of the tax period;

ii)
regarding the first, second and third fiscal year after its effective date, this procedure will be applicable if the variation of the abovementioned index, calculated from the beginning until the end of each of those fiscal years exceeds 55%, 30% and 15% for the first, second and third fiscal years of application, respectively;

iii)
the positive or negative inflation adjustment, as the case may be, corresponding to the first, second and third fiscal years beginning on January 1, 2018, shall be allocated one third in the fiscal year for which the adjustment is calculated and the remaining two thirds in equal parts in the following two immediate fiscal years;

iv)
the positive or negative inflation adjustment, corresponding to the first and second fiscal years beginning on January 1, 2019, shall be allocated one sixth to the fiscal year in which the adjustment is determined and the remaining five sixth in the following immediate fiscal years; and

v)	for fiscal years beginning on January 1, 2021, 100% of the adjustment may be deducted in the year in which it is determined.
As of December 31, 2025 and 2024, all the conditions established by the income tax Law to practice the inflation adjustment are met (see section “Fiscal years 2019 and 2020” and “Fiscal year 2021” of this note).

b)	Corporate income tax rate
On June 16, 2021, through Decree No. 387/2021, Law No. 27630 was issued. This law established for fiscal years beginning on or after January 1, 2021, a progressive tax rates scheme of 25%, 30% and 35% which will be applied, on a progressive basis, to the taxable accumulated net profit at the end of each fiscal year.

c)	Main items of deferred income tax:

Composition	12/31/2025	12/31/2024
Deferred tax assets
Loans and other financing	174,831,496	49,766,506
Provisions and employee benefits	47,938,203	15,895,493
Allowances for contingencies	3,306,029	4,092,519
Leases	2,579,933	2,975,521
Investments in other companies		1,329,149
Tax losses	655,874	87,778,124
Other	4,073,851	7,401,250

Total deferred tax assets	233,385,386	169,238,562

Deferred tax liabilities
Property, plant and equipment and other non-financial assets	112,501,568	114,543,767
Intangible assets	62,329,906	66,311,940
Tax effects on forward sales		12,371,756
Investments in other companies	4,352,821
Government securities	16,296,978	72,539,798
Foreign currency	12,074,725	4,361,204
Other	3,907,710	1,577,639

Total deferred tax liabilities	211,463,708	271,706,104

Net deferred tax assets / (liabilities)	21,921,678	(102,467,542)

In the consolidated Financial Statements, tax assets (current and deferred) of an entity of the Group shall not be offset with the tax liabilities (current and deferred) of another entity of the Group because they correspond to income tax applicable to different taxpayers and also they are not legally entitled before the tax authority to pay or receive only one amount to settle the net position.
Changes in net deferred tax assets / (liabilities) as of December 31, 2025 and 2024 are summarized as follows:

Composition	12/31/2025	12/31/2024
Net deferred tax liabilities at the beginning of the fiscal year	(102,467,542)	(127,248,898)
Profit from deferred taxes recognized in the statement of income	124,389,220	24,781,356

Net deferred tax assets / (liabilities) at fiscal year end	21,921,678	(102,467,542)

The income tax charge exposed in the Statement of income and Other Comprehensive Income differs from the income tax charge that would result if all profits had been taxed at the current tax rate.

The main items of income tax expense in the consolidated Financial Statements are as follows:

Composition	12/31/2025	12/31/2024	12/31/2023
Current income tax charge (1)	344,804,720	68,880,956	797,603,987
(Profit) / expense from deferred income tax	(124,389,220)	(24,781,356)	11,148,051

Charge from income tax recognized in the statement of income	220,415,500	44,099,600	808,752,038
Expense / (profit) from income tax recognized in other comprehensive income	4,405,603	(54,407,042)	48,017,077

Total	224,821,103	(10,307,442)	856,769,115

(1)
Includes the restatement in constant currency of the current tax charge generated during the year, the adjustments recognized in the current year for previous periods and the effects of including in the OCI the applicable portion of the current tax.

The table below shows the reconciliation between income tax and the amounts obtained by applying the current tax rate in Argentina to the income carrying amount:

Composition	12/31/2025	12/31/2024	12/31/2023
Income carrying amount before income tax	511,121,334	473,594,762	2,477,083,018
Applicable income tax rate	35%	35%	35%

Income tax on income carrying amount	178,892,467	165,758,167	866,979,056

Net permanent differences and other tax effects including the fiscal inflation adjustment	41,523,033	(121,658,567)	(58,227,018)

Total income tax	220,415,500	44,099,600	808,752,038

As of December 31, 2025, 2024 and 2023, the effective income tax rate is 43.1%, 9.3% and 32.6%, respectively.
A reconciliation between the tax expense and the accounting profit multiplied by Argentina’s domestic tax rate for the years ended on December 31, 2025, 2024 and 2023 is as follows:

Composition	12/31/2025	12/31/2024	12/31/2023
Income carrying amount before income tax	511,121,334	473,594,762	2,477,083,018

Income tax on income carrying amount	178,892,467	165,758,167	866,979,056
Adjustment in respect of current income tax of prior years	(880,374)	(8,514,659)	(413,751)
Effect of different tax rates in other countries	(1,656,287)	(3,248,480)	(2,692,390)
Income not subject to tax	(5,201,149)	(4,315,895)	(2,954,798)
Non-deductible expenses	11,601,774	15,716,283	2,728,302
Deduction for contributions to Guarantee Reciprocal Companies (SGR)	(4,924,491)	(9,638,943)	(6,269,598)
Difference between tax and accounting inflation adjustment and effect of the restatement in terms of the measuring unit current at the end of the year	(10,418,271)	(211,561,175)	(173,929,383)
Inflation adjustment of PPE & other intangible assets	51,037,877	104,385,662	124,288,476
Other	2,187,649	(4,426,578)	1,116,178
Effect of progressive tax rates	(223,695)	(54,782)	(100,054)

Total income tax	220,415,500	44,099,600	808,752,038

Fiscal years 2019 and 2020
As decided by the Board of Directors in the meeting held on May 11, 2020, considering certain case law on the matter assessed by its legal counsel and tax advisors, on May 26 of that year, the Bank filed with the Administración Federal de Ingresos Públicos (former AFIP, for its acronym in Spanish), current Agencia de Recaudación y Control Aduanero (ARCA, for its acronym in Spanish), as established by Decree No. 953/2024 of the National Executive Branch, its annual income tax return considering the total effect of the inflation adjustment on income tax (see section a) iv) of this note). As a result, the current income tax determined by Banco Macro SA for fiscal year 2019 amounted to 7,002,124 (not restated). The same criterion was applied to determine the annual income tax report for 2020, which generated accrued income tax for Banco Macro SA for such fiscal year that amounted to 9,933,210 (not restated).
Regarding to the tax periods mentioned in previous paragraphs, on November 1, 2021, the former AFIP notified the beginning of an income tax audit, which is in progress.
Along with the filings mentioned in the first paragraph of this section, on December 28, 2021, the Bank filed petitions for declaratory judgment with the Federal Administrative Contentious Court for the periods under analysis. The file 22274/2021, for the fiscal year 2019, is in process in Court No. 12 and the file 22278/2021, for the fiscal year 2020, is in process in Court No. 1.
Regarding to the tax period 2019, on April 22, 2025, the Bank requested to close the evidence stage, and on April 25, 2025, the Court closed the evidence stage and ordered to proceed for final arguments. On June 4, 2025, the Bank presented its final arguments.
On September 10, 2025, the former AFIP filed an appeal against the sentence, which was granted, and on September 25, 2025, the proceedings were received in Courtroom IV of the Federal Contentious and Administrative National Court of Appeals, and the former AFIP was notified of the period to present grievances, which expired on October 13, 2025. The appeal was filed after the due date and in error with the Court of First Instance instead of the Federal Contentious and Administrative National Court of Appeals. The Bank submitted a note to the Court requesting the appeal to be dismissed and the first-instance sentence to be confirmed.
On October 21, 2025, Courtroom IV of the Federal Contentious and Administrative National Court of Appeals declared that the appeal filed by the former AFIP was dismissed because the grievances were not presented correctly.
On November 4, 2025, the former AFIP filed an extraordinary appeal against the sentence that ordered the dismissal to present before the Federal Supreme Court of Justice (CSJN, for its acronym in Spanish) and on November 18, 2025, the Bank responded to this appeal.
On December 16, 2025, the Federal Court rejected the extraordinary appeal filed by the former AFIP. Considering that, on December 23, 2025, the former AFIP filed a complaint appeal with the CSJN. The complaint appeal is currently under review by the CSJN.
Additionally, on July 23, 2021, a reimbursement action was filed with the former AFIP requesting the refund of 254,305 (not restated) paid as income tax for the 2020 tax period.
Regarding the reimbursement action for tax period 2020, Resolution No. 195/2025 was notified on September 15, 2025, rejecting the reimbursement action. Considering this rejection by the former AFIP, the Bank filed a reimbursement action with Court No. 1 and, on November 27, 2025, the Bank notified the request to the former AFIP.
Fiscal year 2021
On October 17, 2022, Banco Macro SA filed a reimbursement action with the former AFIP requesting the refund of 382,189 (not restated) paid as income tax for the 2021 tax period.
Regarding to the tax period abovementioned, on January 3, 2023, the former AFIP notified the beginning of an income tax audit. On April 8, 2024 the former AFIP notified the closure of the audit, without tax adjustment.
Additionally, on February 7, 2025, Banco Macro SA filed a contentious request against Resolution 9/2024. This request is being processed under file No. 855/2025 with the Federal Contentious and Administrative Trial Court No. 5.
On October 31, 2025, the Bank notified the request to the former AFIP. On March 4, 2026, the former AFIP responded to the request, rejecting the Bank’s claims. As of the date of issuance of these consolidated Financial Statements, the case is proceeding to the evidence production stage.

Fiscal year 2022
On June 30, 2023, Banco Macro SA filed a reimbursement action with the former AFIP requesting the refund of 654,673 (not restated) paid as income tax for the 2022 tax period.
Regarding to the tax period abovementioned, on 16 November, 2023, the former AFIP notified the beginning of an income tax audit. On August 6, 2024 the former AFIP notified the closure of the audit, without tax adjustment.
On December 16, 2025, the former AFIP issued a resolution rejecting the reimbursement action.
Fiscal year 2023
On June 28, 2024, Banco Macro SA filed a reimbursement action with the former AFIP requesting the refund of 1,814,076 (not restated) paid as income tax for the 2023 tax period.
Regarding to the tax period abovementioned, on April 30, 2025, the former AFIP notified the beginning of an income tax audit.
Reimbursement actions – Fiscal years 2013 to 2017 and 2018
On October 24, 2019, Banco Macro SA filed with the former AFIP two reimbursement actions under the terms established by the first paragraph of section 81, Law No. 11683 requesting the reimbursement of 4,782,766 and 5,015,451 (not restated amounts) paid to tax authorities as income tax during 2013 through 2017 and 2018 tax periods, respectively, arising from the impossibility to apply the inflation adjustment and other adjustment mechanisms set forth by income tax Law (prior to the amendments introduced by Laws No. 27430 and 27468 for 2013 through 2017 tax periods, and as revised in 2019 and amended for the 2018 tax period), plus the related compensatory interest (SIGEA [case and file management system] files No. 19144-14224/2019 and 19144-14222/2019). In the absence of a resolution by the tax authorities with respect to the abovementioned claims, on August 7, 2020, the Bank filed both reimbursement requests under the terms of the second paragraph of the abovementioned section 81, Law No. 11683 with the Federal Contentious and Administrative Trial Courts, which are pending in Courts No. 8 and 2 of such jurisdiction, respectively (cases No. 11285/2020 and 11296/2020).
Regarding to the tax periods mentioned in the previous paragraph, on December 19, 2019, the former AFIP notified the beginning of the income tax audit for the 2018 tax period, and on May 3, 2021, it notified the beginning of the income tax audit for periods 2013 to 2017, both inclusive. On October 4, 2021, the former AFIP ended the audit for periods 2013 through 2017 as the Bank had exercised in due time its right to resort to justice, and the admission of reimbursement is subject to a court decision.
Regarding to the periods 2013 to 2017, on October 8, 2024, the Federal Contentious and Administrative Trial Court No. 8 issued a favorable sentence to the Bank’s request, in which it admitted the recovery action for the amount of 4,782,766 plus compensatory interest. The aforementioned court considered that the lack of application of the tax inflation adjustment generated the taxation of a confiscatory income tax in the periods 2013/2017.
On October 16, 2024, the former AFIP appealed the sentence.
On May 27, 2025, Courtroom II of the Federal Contentious and Administrative National Court of Appeals confirmed the first-instance sentence and admitted the reimbursement requested by the Bank for fiscal years 2013 to 2017. In connection with such claim, the former AFIP filed an extraordinary appeal, which was rejected by the Court on June 27, 2025.
On July 4, 2025, the national tax authorities filed a complaint appeal with the CSJN.
On August 26, 2025 the beginning of the reimbursement process provided by General Resolution No 2224 was informed in the file and a settlement of compensatory interest to date was included. On August 27, 2025, Court No. 8 received the note.
On September 8, 2025, the Bank submitted a note stating that the complaint appeal filed by the former AFIP with the CSJN does not have a suspensive effect and that the request of General Resolution No. 2224 must be resolved immediately. On September 29, 2025, Court No. 8 resolved the filing indicating that the complaint appeal, until it is accepted, does not suspend the execution of the sentence, and informed the former AFIP that it must respond immediately, under penalty of proceeding with the execution of the sentence.
On December 12, 2025, the Bank submitted a note informing that an immediate administrative release had been requested.

Regarding the case for the tax period 2018, on March 19, 2025, Court No. 2 resolved to admit the reimbursement claim in favor of the Bank. The former AFIP filed an appeal and on June 3, 2025, the case was referred to the Prosecutor’s Office.
On September 4, 2025, the case was referred to sentencing.
Reimbursement actions – Banco BMA SAU
Fiscal year 2016 – Banco BMA SAU
On September 19, 2017 Banco BMA SAU filed with the former AFIP a reimbursement action under the terms established by the first paragraph of section 81, Law No. 11683 requesting the reimbursement of 315,987 (not restated) paid to tax authorities as income tax during 2017 tax period, arising from the impossibility to apply the inflation adjustment and other adjustment mechanisms set forth by income tax Law (prior to the amendments introduced by Laws No. 27430 and 27468, plus the related compensatory interest). In the absence of a resolution by the tax authorities with respect to the abovementioned claim, Banco BMA SAU filed an appeal for delay with the Federal Administrative Tax Court. Against the original favorable sentence (from 2019), the former AFIP filed an extraordinary federal appeal. The appeal was denied by the Court, which caused the complaint being filed with the Court. On November 7, 2023, that complaint was rejected, leaving the favorable sentence of 2019 firm and confirmed in all its parts. An asset was recognized for the capital plus interest.
On February 15, 2024, a note was submitted to the former AFIP requesting that the favorable sentence be considered fulfilled and the balance in favor of the principal plus interest be credited.
On March 18, 2024, the former AFIP proceeded to recognize the balance in favor of the claimed capital (315,987, not restated) in the Tax Accounts System. For the interest owed by the tax authorities, an immediate release was submitted on April 17, 2024 for the amount of the updated interest (816,473, not restated).
Fiscal year 2017 – Banco BMA SAU
On December 17, 2018 Banco BMA SAU filed with the former AFIP a reimbursement action under the terms established by the first paragraph of section 81, Law No. 11683 requesting the reimbursement of 251,756 (not restated) paid to tax authorities as income tax during 2017 tax period, arising from the impossibility to apply the inflation adjustment and other adjustment mechanisms set forth by income tax Law (prior to the amendments introduced by Laws No. 27430 and 27468, plus the related compensatory interest). In the absence of a resolution, on April 29, 2019, an appeal for delay was filed with the Federal Administrative Tax Court, which processes the case in a paper file (as opposed to 2018, which is digital).
The tax authorities opportunely responded to the appeal, objecting to the evidence. On August 13, 2019, Banco BMA SAU responded to the notification of opposition to the evidence.
Since March 2020, the processing of paper files has been suspended due to the pandemic. In April 2021, the judicial recess was requested to be authorized because it was an exceptional case, which was rejected. Currently, it has been accumulated with the reimbursement request for the fiscal years 2019-2020, which are in evidence stage.
Fiscal year 2018 – Banco BMA SAU
On May 28, 2019 Banco BMA SAU filed with the former AFIP a reimbursement action under the terms established by the first paragraph of section 81, Law No. 11683 requesting the reimbursement of 558,439 (not restated) paid to tax authorities as income tax during 2018 tax period, arising from the impossibility to apply the inflation adjustment and other adjustment mechanisms set forth by income tax Law, plus the related compensatory interest (SIGEA [case and file management system] file 19144-3641/2019). In the absence of a resolution by the tax authorities with respect to the abovementioned claim, on November 22, 2019 Banco BMA SAU filed an appeal for delay with the Federal Administrative Tax Court
(EX-2019-104149820
-APN-DTD
#JGN).
On April 18, 2023, Banco BMA SAU was notified of the final sentence, which approved the appeal for delay in resolving the reimbursement claim, ordering the former AFIP to return the sum of 558,439 (not restated) plus the applicable interest according to the BCRA’s passive rate. The tax authorities subsequently appealed the sentence on the merits and the interest applied.
On May 15, 2025, the Court issued a sentence and rejected the extraordinary appeal filed by the national tax authorities. This milestone confirms the finality of the sentence that invoked the reimbursement claim for an amount of 558,439, to which must be added the accrued interest up to the payment date. Consequently, the Bank recorded a tax credit with a balance of 1,925,692 as of December 31, 2025.

Fiscal years 2019 and 2020 – Banco BMA SAU
On December 29, 2022 Banco BMA SAU filed with the former AFIP a reimbursement action under the terms established by the first paragraph of section 81, Law No. 11683 requesting the reimbursement of 639,325 (not restated) and 965,670 (not restated) paid to tax authorities as income tax during 2019 and 2020 tax periods, respectively, as a result of settling the tax by partially incorporating the inflation adjustment set forth by the Section VI of the income tax Law (according to Decree 824/2019), one sixth (1/6) in accordance with section 194 incorporated by Law 27541 and computing the updated amortizations only for the fix assets and intangibles acquired since January 1, 2018, plus the related compensatory interest. In the absence of a resolution by the tax authorities with respect to the abovementioned claim, on June 5, 2023 Banco BMA SAU filed an appeal for delay with the Federal Administrative Tax Court
(EX-2023-
63876605-
-APN-SGAI#TFN
– in process in Courtroom “B”, Office 6). On September 15, 2023, the tax authorities responded to the appeal for delay and ordered the accumulation of the file with that of 2017 (File No.
49836-I).
Regarding to the tax periods mentioned in the previous paragraph, on May 19, 2023, the former AFIP notified the beginning of an income tax audit, which was completed.